UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signature Financial Management, Inc.
Address: 101 West Main Street
         Suite 700
         Norfolk, VA  23510

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Rucker
Title:     Chief Compliance Officer
Phone:     757-625-7670

Signature, Place, and Date of Signing:

 /s/  Donna Rucker     Norfolk, VA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    64

Form 13F Information Table Value Total:    $104,270 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      233     2848 SH       SOLE                     2848        0        0
ABBOTT LABS                    COM              002824100      795    14130 SH       SOLE                    14130        0        0
ACTIVISION BLIZZARD INC        COM              00507V109      128    10360 SH       SOLE                    10360        0        0
ALTRIA GROUP INC               COM              02209S103      220     7425 SH       SOLE                     7425        0        0
APPLE INC                      COM              037833100     1799     4441 SH       SOLE                     4441        0        0
AT&T INC                       COM              00206R102      437    14447 SH       SOLE                    14447        0        0
BB&T CORP                      COM              054937107      334    13282 SH       SOLE                    13282        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      689        6 SH       SOLE                        6        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      579     7592 SH       SOLE                     7592        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      273     7739 SH       SOLE                     7739        0        0
CATERPILLAR INC DEL            COM              149123101      399     4406 SH       SOLE                     4406        0        0
CHEVRON CORP NEW               COM              166764100      437     4103 SH       SOLE                     4103        0        0
CHUBB CORP                     COM              171232101     8893   128480 SH       SOLE                   128480        0        0
CISCO SYS INC                  COM              17275R102      190    10536 SH       SOLE                    10536        0        0
COCA COLA CO                   COM              191216100      609     8698 SH       SOLE                     8698        0        0
COMCAST CORP NEW               CL A             20030N101     1223    51570 SH       SOLE                    51570        0        0
DELTIC TIMBER CORP             COM              247850100     1619    26810 SH       SOLE                    26810        0        0
DOMINION RES INC VA NEW        COM              25746U109      212     3998 SH       SOLE                     3998        0        0
EMERSON ELEC CO                COM              291011104      363     7782 SH       SOLE                     7782        0        0
EXXON MOBIL CORP               COM              30231G102     2295    27077 SH       SOLE                    27077        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      128    11861 SH       SOLE                    11861        0        0
FRANKLIN ELEC INC              COM              353514102      348     8000 SH       SOLE                     8000        0        0
GENERAL ELECTRIC CO            COM              369604103      760    42412 SH       SOLE                    42412        0        0
GENERAL MLS INC                COM              370334104      202     5000 SH       SOLE                     5000        0        0
GILDAN ACTIVEWEAR INC          COM              375916103      477    25397 SH       SOLE                    25397        0        0
HALLIBURTON CO                 COM              406216101      242     7016 SH       SOLE                     7016        0        0
HORMEL FOODS CORP              COM              440452100     1742    59482 SH       SOLE                    59482        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      287     1561 SH       SOLE                     1561        0        0
ISHARES INC                    MSCI JAPAN       464286848     2031   222950 SH       SOLE                   222950        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1889    49782 SH       SOLE                    49782        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1808    36486 SH       SOLE                    36486        0        0
ISHARES TR                     MSCI ACJPN IDX   464288182     5187   103946 SH       SOLE                   103946        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      913    21649 SH       SOLE                    21649        0        0
ISHARES TR                     HIGH YLD CORP    464288513      563     6291 SH       SOLE                     6291        0        0
ISHARES TR                     DJ HOME CONSTN   464288752      144    12139 SH       SOLE                    12139        0        0
JOHNSON & JOHNSON              COM              478160104      441     6727 SH       SOLE                     6727        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106    19697   648576 SH       SOLE                   648576        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      197    30060 SH       SOLE                    30060        0        0
LUMOS NETWORKS CORP            COM              550283105     1617   105399 SH       SOLE                   105399        0        0
MARKEL CORP                    COM              570535104      658     1586 SH       SOLE                     1586        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      424     8248 SH       SOLE                     8248        0        0
MARSH & MCLENNAN COS INC       COM              571748102      818    25869 SH       SOLE                    25869        0        0
MERCK & CO INC NEW             COM              58933Y105      454    12040 SH       SOLE                    12040        0        0
MICROSOFT CORP                 COM              594918104      619    23855 SH       SOLE                    23855        0        0
MONSANTO CO NEW                COM              61166W101      209     2986 SH       SOLE                     2986        0        0
MURPHY OIL CORP                COM              626717102    15173   272207 SH       SOLE                   272207        0        0
NORFOLK SOUTHERN CORP          COM              655844108     4178    57348 SH       SOLE                    57348        0        0
NTELOS HLDGS CORP              COM NEW          67020Q305     2148   105389 SH       SOLE                   105389        0        0
PHILIP MORRIS INTL INC         COM              718172109      351     4477 SH       SOLE                     4477        0        0
PNM RES INC                    COM              69349H107      285    15657 SH       SOLE                    15657        0        0
PORTFOLIO RECOVERY ASSOCS IN   COM              73640Q105     8834   130832 SH       SOLE                   130832        0        0
PROCTER & GAMBLE CO            COM              742718109      483     7234 SH       SOLE                     7234        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347R503      371     9185 SH       SOLE                     9185        0        0
ROCKWELL AUTOMATION INC        COM              773903109      230     3136 SH       SOLE                     3136        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1322     8697 SH       SOLE                     8697        0        0
TRUSTMARK CORP                 COM              898402102      279    11506 SH       SOLE                    11506        0        0
UDR INC                        COM              902653104      496    19746 SH       SOLE                    19746        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      217     4276 SH       SOLE                     4276        0        0
US BANCORP DEL                 COM NEW          902973304      249     9205 SH       SOLE                     9205        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      447     6952 SH       SOLE                     6952        0        0
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866     4251    89330 SH       SOLE                    89330        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      572    14269 SH       SOLE                    14269        0        0
WELLS FARGO & CO NEW           COM              949746101      561    20346 SH       SOLE                    20346        0        0
YUM BRANDS INC                 COM              988498101      241     4090 SH       SOLE                     4090        0        0